Submission	Oct. 23, 2025
Submission [Line Items]
Central Index Key	0002006779
Registrant Name	HCYC Holding Company
Registration File Number	333-282624
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A